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PROSPECTUS SUPPLEMENT*

February 13, 1997
Variable Universal Life Policy - New York (Flexible Premium
Variable Life Insurance Policy) S-6171U  (6/96)

Effective January 1, 1997, Putnum Capital Manager Trust changed its name to Putnam Variable Trust. PCM New Opportunities Fund changed its name to Putnam VT New Opportunities Fund. PCM New
Opportunities Fund is one of the underlying funds offered in the Variable Universal Life Policy - New York.








































S-6303A  (2/97)
*Valid until next prospectus update

Destroy - May 1, 1997